Employee plans - Assumed Health Care Cost Trend Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Health care cost trend rate assumed for next year	8.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%